Leases - Summary of Amounts of Lease Liabilities and the Movements (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [abstract]
At the beginning of the fiscal year	$ 2,766,394	$ 3,456,332	$ 3,670,412
Additions	636,104	962,042	1,119,825
Accretion of interest	385,368	426,069	531,554
Difference in foreign currency	710,151	435,238	858,570
Payments	(1,023,305)	(1,505,130)	(1,651,745)
Monetary effects	(1,509,454)	(1,008,157)	(1,072,284)
At the end of the fiscal year	$ 1,965,258	$ 2,766,394	$ 3,456,332